INCOME TAX - Tax returns expiry (Details) - Tax contingent liability - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Line Items]
Tax uncertainty liability	$ 107,166	$ 121,832	$ 94,692	$ 104,156
Not later than one year [member]
Disclosure of income tax [Line Items]
Tax uncertainty liability		3,006
Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Tax uncertainty liability	33,869	27,968
Later than two years and not later than three years [member]
Disclosure of income tax [Line Items]
Tax uncertainty liability	36,049	30,478
Later than three years and not later than four years [member]
Disclosure of income tax [Line Items]
Tax uncertainty liability	30,221	27,276
Later than four years and not later than five years [member]
Disclosure of income tax [Line Items]
Tax uncertainty liability	2,445	31,373
Later than five years and not later than six years [member]
Disclosure of income tax [Line Items]
Tax uncertainty liability	1,391	1,579
Later than six years and not later than seven years [member]
Disclosure of income tax [Line Items]
Tax uncertainty liability	2,736	$ 152
Later Than Eight Years And Not Later Than Nine Years [Member]
Disclosure of income tax [Line Items]
Tax uncertainty liability	179
Later Than Nine Years And Not Later Than Ten Years [Member]
Disclosure of income tax [Line Items]
Tax uncertainty liability	$ 277